RECEIVABLES FROM CUSTOMERS, TRADERS AND CONCESSION HOLDERS (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
Debts	R$ 222
Installment amount	11
Remaining outstanding	R$ 127